Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid to our Principal Executive Officer (“PEO”) and other named executive officers, and certain financial performance measures for the Company. Refer to the CD&A above for further information concerning the Company’s variable pay-for-performance philosophy, the metrics used by the Company to align executive compensation with Company performance, and how the Compensation Committee makes its decisions.
Pay Versus Performance Table

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total For Non-PEO NEOs(3)	Average Compensation Actually Paid To Non-PEO NEOs(4)	Value Of Initial Fixed $100 Investment Based On:		Net Income (in thousands)(7)	Constant- Currency EBITDA (in thousands)(8)
					Total Shareholder Return(5)	S&P 500 Computer & Electronics Retail IndexTotal Shareholder Return(6)
2025	$2,147,758	$1,120,669	$857,330	$463,462	$565.69	$83.94	$21,330	$36,676
2024	$1,884,260	$3,352,674	$818,575	$1,589,515	$693.32	$102.11	$18,610	$29,895
2023	$3,223,774	$1,706,585	$684,612	$812,018	$291.98	$88.15	$12,323	$20,479
2022	$1,482,930	$673,899	$843,401	$457,582	$172.81	$86.19	$12,497	$19,598
2021	$1,031,203	$1,222,437	$822,226	$653,774	$188.44	$104.47	$9,198	$14,007

(1)
Our principal executive officer for each of the years shown was Mr. Foster, Chief Executive Officer. The dollar amounts set forth in this column (b) represent the amounts of total compensation reported for Mr. Foster in the “Total” column of Summary Compensation Table for each applicable year.

(2)
The amounts set forth in this column (c) represent the amount of “compensation actually paid” to Mr. Foster, as computed in accordance with Item 402(v) of Regulation S-K. These amounts do not reflect the actual amount of compensation paid to or earned by Mr. Foster during fiscal years 2025, 2024, 2023, 2022 and 2021; rather, they reflect Mr. Foster’s total compensation, as reported in the “Total” column of the Summary Compensation Table for each applicable year, after the following adjustments:

Adjustments to Determine Compensation “Actually Paid” to PEO	2025 ($)
Amounts reported under the “Stock Awards” column in the Summary Compensation Table	(600,008)
Fair value of stock awards granted during year that remain unvested as of year end	(27,622)
Fair value of stock awards granted during year that vest during year	—
Change in fair value of stock awards from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year end	(297,137)
Change in fair value of stock awards from prior year-end to vesting date of awards granted prior to year that vested during year	(102,322)
Fair value of awards granted prior to that year that were forfeited during year	—
Total Adjustments:	(1,027,090)

(3)
The non-PEO NEOs for 2025 are Matthew Sullivan, Chief Financial Officer, Charles Bass, Chief Alliances Officer, Timothy Popovich, Chief Operating Officer, Vito Legrottaglie, former Chief Information Officer, and Andrew Clark, former Chief Financial Officer. The non-PEO NEOs for 2024, 2023, 2022, and 2021 were Andrew Clark, Chief Financial Officer, Charles Bass, Chief Alliances Officer, and Vito Legrottaglie, Chief Information Officer. The amounts set forth in this column (d) represent the average of the amounts reported for our NEOs as a group (excluding Mr. Foster) in the “Total” column of Summary Compensation Table for each applicable year.

(4)
The amounts set forth in this column (e) represent the amount of “compensation actually paid” to our non-PEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K. These amounts do not reflect the actual amount of compensation paid to or earned by our non-PEO NEOs during fiscal years 2025, 2024, 2023, 2022 and 2021; rather, they reflect the average total compensation of our non-PEO NEOs, as reported in the “Total” column of the Summary Compensation Table for each applicable year, after the following adjustments:

Adjustments to Determine Compensation “Actually Paid” to Non-PEO NEOs	2025 ($)
Amounts reported under the “Stock Awards” column in the Summary Compensation Table	(244,704)
Fair value of stock awards granted during year that remain unvested as of year end	(7,425)
Fair value of stock awards granted during year that vest during year	(3,073)
Change in fair value of stock awards from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year end	(89,633)
Change in fair value of stock awards from prior year-end to vesting date of awards granted prior to year that vested during year	(49,033)
Fair value of stock awards granted prior to that year that were forfeited during that year	—
Total Adjustments:	(393,868)

(5)
TSR is cumulative for the measurement periods beginning on December 31, 2021, and ending on December 31 of each of 2025, 2024, 2023, 2022, and 2021, respectively, calculated in accordance with Item 201(e) of Regulation S-K.

(6)	“Peer Group” represents the S&P 500 Computer and Electronics Retail Index, which is used by the Company for purposes of compliance with Item 201(e) of Regulation S-K.
(7)	Reflects “Net Income” in our consolidated statements of income included in our Annual Reports on Form 10-K for each of the years ended December 31, 2025, 2024, 2023, 2022 and 2021.
(8)
While we use numerous financial and non-financial performance measures to evaluate performance under our compensation programs, constant-currency EBITDA is our Company Selected Measure, which is the financial performance measure that, in our assessment, represents the most important performance measure used to link compensation actually paid to our NEOs to Company performance for fiscal year 2025. See Appendix A for a reconciliation of constant-currency EBITDA, a non-GAAP financial measure, to the most directly comparable GAAP measure and a description of how this measure is calculated from our audited financial statements.

Company Selected Measure Name	constant-currency EBITDA
Named Executive Officers, Footnote
(1)
Our principal executive officer for each of the years shown was Mr. Foster, Chief Executive Officer. The dollar amounts set forth in this column (b) represent the amounts of total compensation reported for Mr. Foster in the “Total” column of Summary Compensation Table for each applicable year.

(3)
The non-PEO NEOs for 2025 are Matthew Sullivan, Chief Financial Officer, Charles Bass, Chief Alliances Officer, Timothy Popovich, Chief Operating Officer, Vito Legrottaglie, former Chief Information Officer, and Andrew Clark, former Chief Financial Officer. The non-PEO NEOs for 2024, 2023, 2022, and 2021 were Andrew Clark, Chief Financial Officer, Charles Bass, Chief Alliances Officer, and Vito Legrottaglie, Chief Information Officer. The amounts set forth in this column (d) represent the average of the amounts reported for our NEOs as a group (excluding Mr. Foster) in the “Total” column of Summary Compensation Table for each applicable year.

Peer Group Issuers, Footnote
(6)	“Peer Group” represents the S&P 500 Computer and Electronics Retail Index, which is used by the Company for purposes of compliance with Item 201(e) of Regulation S-K.

PEO Total Compensation Amount	$ 2,147,758	$ 1,884,260	$ 3,223,774	$ 1,482,930	$ 1,031,203
PEO Actually Paid Compensation Amount	$ 1,120,669	3,352,674	1,706,585	673,899	1,222,437
Adjustment To PEO Compensation, Footnote
(2)
The amounts set forth in this column (c) represent the amount of “compensation actually paid” to Mr. Foster, as computed in accordance with Item 402(v) of Regulation S-K. These amounts do not reflect the actual amount of compensation paid to or earned by Mr. Foster during fiscal years 2025, 2024, 2023, 2022 and 2021; rather, they reflect Mr. Foster’s total compensation, as reported in the “Total” column of the Summary Compensation Table for each applicable year, after the following adjustments:

Adjustments to Determine Compensation “Actually Paid” to PEO	2025 ($)
Amounts reported under the “Stock Awards” column in the Summary Compensation Table	(600,008)
Fair value of stock awards granted during year that remain unvested as of year end	(27,622)
Fair value of stock awards granted during year that vest during year	—
Change in fair value of stock awards from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year end	(297,137)
Change in fair value of stock awards from prior year-end to vesting date of awards granted prior to year that vested during year	(102,322)
Fair value of awards granted prior to that year that were forfeited during year	—
Total Adjustments:	(1,027,090)

Non-PEO NEO Average Total Compensation Amount	$ 857,330	818,575	684,612	843,401	822,226
Non-PEO NEO Average Compensation Actually Paid Amount	$ 463,462	1,589,515	812,018	457,582	653,774
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The amounts set forth in this column (e) represent the amount of “compensation actually paid” to our non-PEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K. These amounts do not reflect the actual amount of compensation paid to or earned by our non-PEO NEOs during fiscal years 2025, 2024, 2023, 2022 and 2021; rather, they reflect the average total compensation of our non-PEO NEOs, as reported in the “Total” column of the Summary Compensation Table for each applicable year, after the following adjustments:

Adjustments to Determine Compensation “Actually Paid” to Non-PEO NEOs	2025 ($)
Amounts reported under the “Stock Awards” column in the Summary Compensation Table	(244,704)
Fair value of stock awards granted during year that remain unvested as of year end	(7,425)
Fair value of stock awards granted during year that vest during year	(3,073)
Change in fair value of stock awards from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year end	(89,633)
Change in fair value of stock awards from prior year-end to vesting date of awards granted prior to year that vested during year	(49,033)
Fair value of stock awards granted prior to that year that were forfeited during that year	—
Total Adjustments:	(393,868)

Compensation Actually Paid vs. Total Shareholder Return	Relationship Between PEO and NEO Compensation Actually Paid, Company TSR, and S&P 500 Computer and Electronics Retail Index TSR
Compensation Actually Paid vs. Net Income	Relationship Between PEO and NEO Compensation Actually Paid and Net Income
Compensation Actually Paid vs. Company Selected Measure	Relationship Between PEO and NEO Compensation Actually Paid and Constant-Currency EBITDA (Company Selected Measure)
Total Shareholder Return Vs Peer Group	Relationship Between PEO and NEO Compensation Actually Paid, Company TSR, and S&P 500 Computer and Electronics Retail Index TSR
Tabular List, Table
Tabular List of Financial Performance Measures
The following table identifies the financial performance measures that, in our assessment, represented the most important financial performance measures used to link the compensation actually paid to our PEO and the other NEOs in 2025 to Company performance. The role of each of these performance measures in our executive compensation programs is more thoroughly discussed in the “Executive Compensation” section in the CD&A along with a description of how executive compensation relates to Company performance and how the Compensation Committee makes its decisions.

Financial Performance Measures
Constant-Currency EBITDA
Earnings Per Share (EPS)
Return on Equity (ROE)

Total Shareholder Return Amount	$ 565.69	693.32	291.98	172.81	188.44
Peer Group Total Shareholder Return Amount	83.94	102.11	88.15	86.19	104.47
Net Income (Loss)	$ 21,330,000	$ 18,610,000	$ 12,323,000	$ 12,497,000	$ 9,198,000
Company Selected Measure Amount	36,676,000	29,895,000	20,479,000	19,598,000	14,007,000
PEO Name	Mr. Foster	Mr. Foster	Mr. Foster	Mr. Foster	Mr. Foster
Measure:: 1
Pay vs Performance Disclosure
Name	Constant-Currency EBITDA
Non-GAAP Measure Description
(8)
While we use numerous financial and non-financial performance measures to evaluate performance under our compensation programs, constant-currency EBITDA is our Company Selected Measure, which is the financial performance measure that, in our assessment, represents the most important performance measure used to link compensation actually paid to our NEOs to Company performance for fiscal year 2025. See Appendix A for a reconciliation of constant-currency EBITDA, a non-GAAP financial measure, to the most directly comparable GAAP measure and a description of how this measure is calculated from our audited financial statements.

Measure:: 2
Pay vs Performance Disclosure
Name	Earnings Per Share
Measure:: 3
Pay vs Performance Disclosure
Name	Return on Equity
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,027,090)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(600,008)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(27,622)
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(297,137)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(102,322)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(393,868)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(244,704)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,425)
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(89,633)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,073)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(49,033)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0